TRADE RECEIVABLES - Summary of Trade Receivables by Exposure to Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Trade receivables	R$ 3,930,340	R$ 4,029,643
Allowance for expected credit losses	(453,981)	(432,108)
Trade Receivables [member]
Disclosure of financial assets [line items]
Trade receivables	3,930,340	4,029,643
Allowance for expected credit losses	(453,981)	(432,108)	R$ (107,995)
Current [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Trade receivables	2,488,412	1,988,583
Allowance for expected credit losses	(80,087)	(53,352)
Up to 30 days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Trade receivables	937,227	1,506,460
Allowance for expected credit losses	(68,782)	(76,848)
31 to 60 days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Trade receivables	140,757	173,121
Allowance for expected credit losses	(56,784)	(56,124)
61 to 90 days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Trade receivables	97,713	111,735
Allowance for expected credit losses	(49,731)	(54,172)
91 to 180 days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Trade receivables	266,231	249,744
Allowance for expected credit losses	R$ (198,597)	R$ (191,612)